THE MERGER FUND
100 SUMMIT LAKE DRIVE
VALHALLA, NEW YORK 10595

SUPPLEMENT DATED AS OF JUNE 1, 2009
TO PROSPECTUS DATED JANUARY 22, 2009

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT AFFECTS INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The first sentence of the seventh paragraph of the HOW TO PURCHASE SHARES section of the Prospectus is hereby replaced with the following:

The minimum initial investment for individuals, IRAs, corporations, partnerships or trusts is $2,000.  However, the Adviser, in its sole discretion, may waive the minimum initial investment amount on a case-by-case basis.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.